Income Tax Expense - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax Expense
Current income tax expense	$ 17,372	$ 5,556	$ 7,822
Deferred income tax (benefit)/charge	(10,044)	3,571	3,217
Income tax expense	$ 7,328	$ 9,127	$ 11,039